Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	Southern California Gas Company
Entity Incorporation, State or Country Code	CA
Entity File Number	1-01402
Entity Tax Identification Number	95-1240705
Entity Address, Address Line One	555 West 5th Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90013
City Area Code	(213)
Local Phone Number	244-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092108
Amendment Flag	false